Discontinued Operations (Statements of Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net sales		$ 1
Loss from discontinued operations, before income taxes		(348)	(411)
Income taxes
Loss from discontinued operations, after income taxes		$ (348)	$ (411)